Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following disclosure is required by SEC rules but is not reflective of how the Company or the Compensation Committee determine executive compensation. For a discussion of how the Company manages its executive compensation structure and philosophy, including alignment with Company performance, see the section entitled “Executive Compensation” above. The use of the term “compensation actually paid” is required by the SEC’s rules but does not reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, “compensation actually paid” was calculated by adjusting the total amounts for the applicable year from the Summary Compensation Table above, as further described in the footnotes to the following table.
The following table presents certain information regarding compensation paid to Loop’s CEO and other named executive officers (“NEOs”), and certain measures of financial performance, for the three years ended February 28, 2026. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to non-CEO Named Executive Officers(3)(4) ($)	Value of Initial Fixed $100 Investment Based on Loop Total Shareholder Return ($)	Net Loss ($)
2026	1,507,112	1,660,191	664,640	588,089	97.74	(12,299,000)
2025	444,769	(3,175,231)	263,759	(60,137)	42.36	(15,057,000)
2024	566,586	1,646,586	1,255,193	1,315,281	120.77	(21,087,000)

(1)	For all periods disclosed Mr. Solomita was the CEO.
(2)	The adjustments noted in the table below were made to Summary Compensation Table totals for Mr. Solomita for each year to determine compensation actually paid.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Compensation Actually Paid to CEO ($)
2026	1,507,112	1,063,421	1,216,500	1,660,191
2025	444,769	—	(3,620,000)	(3,175,231)
2024	566,586	—	1,080,000	1,646,586

(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Year- End Fair Value of Equity Awards ($)	Add Year- over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
2026	1,276,500	(60,000)	—	—	—	—	1,216,500
2025	—	(3,620,000)	—	—	—	—	(3,620,000)
2024	—	1,080,000	—	—	—	—	1,080,000

(3)	In 2026, the other NEOs were Mr. Adel Essaddam and Mr. Spencer Hart. In 2025 and 2024, the other NEOs were Fady Mansour and Stephen Champagne.
(4)	The adjustments noted in the table below were made to Summary Compensation Table totals for our NEOs other than our CEO for each year to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2026	664,640	550,711	474,160	588,089
2025	263,759	—	(323,896)	(60,137)
2024	1,255,193	932,090	992,178	1,315,281

(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Average Year-End Fair Value of Equity Awards ($)	Add Average Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Average Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustment ($)
2026	351,800	(184)	123,200	(656)	—	—	474,160
2025	—	(292,236)	—	(31,660)	—	—	(323,896)
2024	989,060	—	—	3,118	—	—	992,178

Named Executive Officers, Footnote
(1)	For all periods disclosed Mr. Solomita was the CEO.
(3)	In 2026, the other NEOs were Mr. Adel Essaddam and Mr. Spencer Hart. In 2025 and 2024, the other NEOs were Fady Mansour and Stephen Champagne.

PEO Total Compensation Amount	$ 1,507,112	$ 444,769	$ 566,586
PEO Actually Paid Compensation Amount	$ 1,660,191	(3,175,231)	1,646,586
Adjustment To PEO Compensation, Footnote
(2)	The adjustments noted in the table below were made to Summary Compensation Table totals for Mr. Solomita for each year to determine compensation actually paid.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Compensation Actually Paid to CEO ($)
2026	1,507,112	1,063,421	1,216,500	1,660,191
2025	444,769	—	(3,620,000)	(3,175,231)
2024	566,586	—	1,080,000	1,646,586

(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Year- End Fair Value of Equity Awards ($)	Add Year- over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
2026	1,276,500	(60,000)	—	—	—	—	1,216,500
2025	—	(3,620,000)	—	—	—	—	(3,620,000)
2024	—	1,080,000	—	—	—	—	1,080,000

Non-PEO NEO Average Total Compensation Amount	$ 664,640	263,759	1,255,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 588,089	(60,137)	1,315,281
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The adjustments noted in the table below were made to Summary Compensation Table totals for our NEOs other than our CEO for each year to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2026	664,640	550,711	474,160	588,089
2025	263,759	—	(323,896)	(60,137)
2024	1,255,193	932,090	992,178	1,315,281

(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Average Year-End Fair Value of Equity Awards ($)	Add Average Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Average Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustment ($)
2026	351,800	(184)	123,200	(656)	—	—	474,160
2025	—	(292,236)	—	(31,660)	—	—	(323,896)
2024	989,060	—	—	3,118	—	—	992,178

Compensation Actually Paid vs. Total Shareholder Return
The chart below reflects the relationship between Compensation Actually Paid to the CEO, the average compensation actually paid to the non-CEO NEOs, and the Company’s Total Shareholder Return for the three years ended February 28, 2026.

Compensation Actually Paid vs. Net Income
The chart below reflects the relationship between Compensation Actually Paid to the CEO, the average compensation actually paid to the non-CEO NEOs, and the Company’s Net Income for the three years ended February 28, 2026. The Company’s Net Income for the three years ended February 28, 2026 reflects that it is in the pre-commercialization stage with limited revenues.

Total Shareholder Return Amount	$ 97.74	42.36	120.77
Net Income (Loss)	$ (12,299,000)	$ (15,057,000)	$ (21,087,000)
PEO Name	Mr. Solomita	Mr. Solomita	Mr. Solomita
Equity Awards Adjustments, Footnote
(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Year- End Fair Value of Equity Awards ($)	Add Year- over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
2026	1,276,500	(60,000)	—	—	—	—	1,216,500
2025	—	(3,620,000)	—	—	—	—	(3,620,000)
2024	—	1,080,000	—	—	—	—	1,080,000

(a)	The amounts deducted or added in calculating the average equity award adjustments, are as follows:

Year	Add Average Year-End Fair Value of Equity Awards ($)	Add Average Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Average Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustment ($)
2026	351,800	(184)	123,200	(656)	—	—	474,160
2025	—	(292,236)	—	(31,660)	—	—	(323,896)
2024	989,060	—	—	3,118	—	—	992,178

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,063,421)	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,216,500	(3,620,000)	1,080,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,500	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,000)	(3,620,000)	1,080,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,711)	0	(932,090)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,160	(323,896)	992,178
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,800	0	989,060
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184)	(292,236)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,200	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(656)	(31,660)	3,118
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0